Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2021 CNY (¥) shares	Jul. 31, 2021 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) Vote $ / shares shares	Dec. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Authorized share capital | $				$ 100,000
Common stock, shares authorized				5,000,000,000	1,617,583,821
Common stock, par value | $ / shares				$ 0.00002	$ 0.00002
Number of Class A ordinary shares issuable in conversion				1
Issuance of ordinary shares in connection with initial public offering, net of issuance cost | ¥			¥ 28,033,106
Common stock, shares issued				1,205,810,369	124,067,444
Common stock, shares outstanding				1,182,633,848	108,531,508
Class A ordinary shares
Class of Stock [Line Items]
Common stock, shares authorized				4,000,000,000	0
Common stock, par value | $ / shares				$ 0.00002	$ 0.00002
Common Stock, Number Of Votes Per Share | Vote				1
Issuance of ordinary shares in connection with initial public offering, net of issuance cost | $		$ 4,331,978
Common stock, shares issued				1,088,474,533	0
Common stock, shares outstanding				1,074,091,492	0
Class B ordinary Shares
Class of Stock [Line Items]
Common stock, shares authorized				500,000,000	0
Common stock, par value | $ / shares				$ 0.00002	$ 0.00002
Common Stock, Number Of Votes Per Share | Vote				10
Common stock, shares issued				117,335,836	0
Common stock, shares outstanding				108,542,356	0
Ordinary shares, class not yet designated
Class of Stock [Line Items]
Common stock, shares authorized				500,000,000
Common stock, par value | $ / shares				$ 0.00002
Ordinary Shares
Class of Stock [Line Items]
Issuance of ordinary shares in connection with initial public offering, net of issuance cost (in shares)			79,200,000
Issuance of ordinary shares in connection with initial public offering, net of issuance cost | ¥			¥ 10
Conversion of convertible preferred shares to ordinary shares in connection with initial public offering (in shares)			933,307,510
Ordinary Shares | Class A ordinary shares | IPO
Class of Stock [Line Items]
Issuance of ordinary shares in connection with initial public offering, net of issuance cost (in shares)	79,200,000	79,200,000
Issuance of ordinary shares in connection with initial public offering, net of issuance cost | ¥	¥ 28,033,106
Conversion of convertible preferred shares to ordinary shares in connection with initial public offering (in shares)	933,307,510	933,307,510